OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The other current assets as of June 30, 2024 and December 31, 2023 consist of the following:

	June 30,	December 31,
	2024	2023
Staff advance	$674,379	436,145
Deposit	91,419	88,650
VAT recoverable	-	2,780
Others	125,369	64,780
Subtotal	891,167	592,355
Less: allowance for credit losses	(123,954)	(126,875)
Total of other current assets	$767,213	465,480

SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS

	June 30,	December 31,
	2024	2023
Balance as of the beginning of year	$126,875	-
Additions charged to bad debt expense	-	116,402
Translation adjustments	(2,921)	10,473
Balance as of the end of year	$123,954	126,875